INVENTORY	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7. INVENTORY

The components of inventories were as follows:

(In thousands of U.S. dollars)	December 31, 2013	March 31, 2014

Raw materials	1,715	2,221
Finished goods	2,047	2,911

Inventories, net	3,762	5,132

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.